REVENUE RECOGNITION - Schedule of Changes in Contract Balances (Details) $ in Millions	12 Months Ended
Sep. 27, 2019 USD ($)
Change in Contract with Customer, Asset [Abstract]
Balance at September 29, 2018	$ 24.4
Costs recovered from product returns during the period	(6.4)
Contract asset from shipments of products, subject to return during the period	5.7
Balance at September 27, 2019	23.7
Change in Contract with Customer, Liability [Abstract]
Balance at September 29, 2018	27.1
Recognition of revenue included in beginning of year refund liability	(7.0)
Additions to refund liabilities	6.3
Balance at September 27, 2019	$ 26.4